Financial instruments (Details) - Schedule of derivative transactions that qualify as hedge accounting - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Notional value [Member]
Swap of hedge
Hedge purpose (debt)	R$ 2,360	R$ 1,888
Long position
Short position	(2,360)	(1,888)
Net hedge position
Notional value [Member] | Fixed rate [Member]
Long position
Long position	106	106
Notional value [Member] | USD + Fixed [Member]
Long position
Long position	282	282
Notional value [Member] | Hedge - CRI [Member]
Long position
Long position	1,972	1,500
Fair Value [Member]
Swap of hedge
Hedge purpose (debt)	2,542	1,869
Long position
Short position	(2,396)	(1,873)
Net hedge position	146	(4)
Fair Value [Member] | Fixed rate [Member]
Long position
Long position	109	60
Fair Value [Member] | USD + Fixed [Member]
Long position
Long position	282	281
Fair Value [Member] | Hedge - CRI [Member]
Long position
Long position	R$ 2,151	R$ 1,528